Lease obligation (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Lease Obligations	$ 1,246,723	$ 1,902,604
Current Portion Of Lease Obligations	(650,315)	(532,936)
Long-term Lease Obligations	596,408	1,369,668
Aircraft
Lease Obligations	378,769	712,762
Printer
Lease Obligations	9,576	4,486
Office Building [Member]
Lease Obligations	$ 858,378	$ 1,185,356